Shareholder Report	12 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Entity Central Index Key	0000030167
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Class Name	Class A
Trading Symbol	DTCAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Class Name	Class C
Trading Symbol	DTCCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Class Name	Class I
Trading Symbol	DRTCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Class Name	Class Y
Trading Symbol	DTCYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Class Name	Class Z
Trading Symbol	DRTHX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$93	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.93%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class A shares returned 30.16%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	22.69%	13.86%	10.36%
without Sales Charge	30.16%	15.20%	11.01%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 464,000,000
Holdings Count	44
Advisory Fees Paid, Amount	$ 2,492,727
Portfolio Turnover	30.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$168	1.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 168	[2]
Expense Ratio, Percent	1.68%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class C shares returned 29.13%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	28.13%	*	14.33%	10.18%
without Deferred Sales Charge	29.13%		14.33%	10.18%
S&P 500® Index	28.17%		15.80%	12.68%

*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 464,000,000
Holdings Count	44
Advisory Fees Paid, Amount	$ 2,492,727
Portfolio Turnover	30.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$69	0.69%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 69	[3]
Expense Ratio, Percent	0.69%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class I shares returned 30.41%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class I Shares	30.41%	15.48%	11.32%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 464,000,000
Holdings Count	44
Advisory Fees Paid, Amount	$ 2,492,727
Portfolio Turnover	30.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$68	0.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 68	[4]
Expense Ratio, Percent	0.68%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Y shares returned 30.42%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $1,000,000 Years Ended 5/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Y Shares	30.42%	15.49%	11.30%
S&P 500® Index	28.17%	15.80%	12.68%

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 464,000,000
Holdings Count	44
Advisory Fees Paid, Amount	$ 2,492,727
Portfolio Turnover	30.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Z
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$74	0.74%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 74	[5]
Expense Ratio, Percent	0.74%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Z shares returned 30.36%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Z Shares	30.36%	15.43%	11.24%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 464,000,000
Holdings Count	44
Advisory Fees Paid, Amount	$ 2,492,727
Portfolio Turnover	30.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.